October 19, 2016 Newtek Small Business Finance, LLC Newtek Business Services, Corp. 1981 Marcus Avenue, Suite 130 Lake Success, New York 11042 Independent Accountants’ Report on Applying Agreed-Upon Procedures Ladies and Gentlemen: We have performed the procedures described below, which were agreed to by Newtek Small Business Finance, LLC and Newtek Business Services, Corp. (collectively, the “Company”) and Deutsche Bank Securities Inc. (the “Other Specified Party” and, together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of small business loans in connection with the proposed offering of Newtek Small Business Loan Trust 2016-1, (the “Transaction”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose. Agreed-Upon Procedures On September 12, 2016, representatives of the Company provided us with a computer-generated small business loan data file and related record layout with respect to 321 small business loans (the “Initial Loan File”). At the instruction of representatives of the Company, we selected the 81 largest small business loans based on the outstanding principal balance set forth on the Initial Loan File (the “Sample Loans”). Additionally, on September 21, 2016, representatives of the Company provided us with a supplemental data file containing the mean FICO score for each of the Sample Loans (the “Supplemental Data File”). We were instructed by representatives of the Company to append the Initial Loan File with the information set forth on the Supplemental Data File. The Initial Loan File, as adjusted, is hereinafter referred to as the “Statistical Loan File.” At the instruction of the Company, we performed certain comparisons and recomputations relating to the small business loan characteristics (the “Characteristics”) indicated below for each of the Sample Loans set forth on the Statistical Loan File. Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com Member of Deloitte Touche Tohmatsu Limited

Characteristics 1. Loan number (for informational purpose only) 2. Note date 3. Primary borrower name 4. Original principal balance 5. Index description 6. Interest rate type (Fixed/Variable) 7. Initial spread 8. Maturity date 9. Original term to maturity 10. Prepayment penalty indicator (yes/no) 11. Property state 12. Personal guarantee indicator (yes/no) 13. Guarantee Percentage 14. Maximum FICO score 15. Mean FICO score 16. Loan purpose 17. Primary collateral type 18. Market value – Residential (if applicable) 19. Lien position – Residential (if applicable) 20. Market value – Commercial (if applicable) 21. Lien position – Commercial (if applicable) 22. Market value – Machine & Equipment (if applicable) 23. Lien position – Machine & Equipment (if applicable) 24. Market value – Furniture & Fixtures (if applicable) 25. Lien position – Furniture & Fixtures (if applicable) 26. Market value – Account Receivables & Inventory (if applicable) 27. Lien position – Account Receivables & Inventory (if applicable) 28. Market value – Marketable Securities (if applicable) 29. Lien position – Marketable Securities (if applicable) 30. Market value – Other Collateral (if applicable) 31. Lien position – Other Collateral (if applicable) 32. Combined debt service coverage ratio We compared Characteristics 2. through. 10. to the corresponding information set forth on or derived from the respective Promissory Note (the “Note”); Characteristics 11. through 13. to the “SBA Loan Authorization Document;” and Characteristics 14. through 32. to the Credit Write Up or Modified Credit Write Up (collectively, the “Credit Write Up”). At your instruction, for purposes of such comparisons:  with respect to Characteristics 2. and 8., differences of 30 days or less are noted to be “in agreement”;  with respect to Characteristic 15., in those instances where we observed more than one FICO score on the Credit Write Up, we computed the mean FICO score by taking the average of the FICO scores indicated on the Credit Write Up. Further, with respect to Characteristic 15., differences of one are noted to be “in agreement;”  with respect to Characteristic 16., we compared the loan purpose set forth on the Statistical Loan File to the loan purpose corresponding to that with the highest loan proceeds for such Sample Loan noted within the table entitled “Use of Proceeds” on the Credit Write Up;  with respect to Characteristic 17., we compared the primary collateral type set forth on the Statistical Loan File to the primary collateral type corresponding to that with the highest net market value for such Sample Loan noted within the table entitled “Current Collateral Grid” on the Credit Write Up; and  with respect to Characteristic 32., for those Sample Loans that indicated a combined debt service coverage ratio method on the Statistical Loan File as (i) “projection,” we were instructed by representatives of the Company to use the “pro forma year 1 combined debt service coverage ratio” noted on the Credit Write Up for our comparison; (ii) “historical” and noted, on the Credit Write Up, the number of months from the last fiscal year-end to August 31, 2016 (the “Cut-off Date”) to be less than 11 months, we were instructed by representatives of the Company to use the “previous fiscal year end combined debt service coverage ratio” noted on the Credit Write Up for our comparison or (iii) “historical” and noted, on the Credit Write Up, the number of months from the last fiscal year-end to the Cut-off Date to be greater than or equal to 11 months, we were instructed to use the “interim combined debt service coverage ratio” noted on the Credit Write Up for our comparison.

In addition to the procedures described above, for each of the Sample Loan that noted an original term to maturity of 15 years or greater (as set forth on the Note), we observed a prepayment penalty indicator of “Yes” on the Note. The small business loan documents described above and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Loans. Agreed-Upon Procedures’ Findings The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Loan File were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix A. Supplemental information is contained on Appendix B. ****** We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the small business loans underlying the Statistical Loan File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the small business loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies. It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Statistical Loan File, is the responsibility of the Company. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report. None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations. None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties. Yours truly, /s/ Deloitte & Touche LLP

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated October 19, 2016. In applying our agreed-upon procedures as ou0tlined above, we noted the following: Exception Description Number Exception Description 1 One difference in maximum FICO score 2 One difference in mean FICO score 3 Two differences in market value – residential 4 Four differences in combined debt service coverage ratio The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated October 19, 2016 Supplemental Information Related to the Findings Set Forth on Appendix A Exception Description Number Sample Loan number Characteristic Characteristic set forth on the Statistical Loan File Characteristic set forth on the Credit Write Up 1 1863-00 Maximum FICO score 630 710 2 1863-00 Mean FICO score 591 672 3 86560 Market value - Residential $1,910,000.00 $635,437.00 3 86715 Market value - Residential $1,789,824.00 $1,006,648.00 4 76097 Combined debt service coverage ratio 2.09x 2.68x 4 86516 Combined debt service coverage ratio 1.41x 0.72x 4 86544 Combined debt service coverage ratio 1.74x 1.66x 4 86646 Combined debt service coverage ratio 3.09x 2.43x The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.